DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS

Changes in fair value	Forward - foreign currency	Conversion right debentures	Total

On December 31, 2025	—	(6,448)	(6,448)

Gains (losses) recognized in result, net	14,402	—	14,402
Payments (receipts), net	(11,849)	—	(11,849)
Write-offs	—	6,448	6,448

On June 30, 2026 (Unaudited)	2,553	—	2,553

Rights with current derivative financial instruments	5,007	—	5,007
Obligations with current derivative financial instruments	(2,454)	—	(2,454)
In the first quarter of 2026, the mandatory conversion of debentures was completed, as resolved by debenture holders under the plan (note 20).

As part of its financial risk management strategy, during the second quarter of 2026 the Company began using Non-Deliverable Forward (“NDF”) contracts to reduce part of its economic exposure to foreign exchange fluctuations related to certain financial obligations denominated in foreign currencies. These instruments are measured at fair value through profit or loss.